Provisions - Summary of Net Defined Benefit Liability and Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Beginning balance	$ (1,115)	$ (2,200)	$ (2,390)
Current service cost	(110)	(167)	(237)
Past service cost		1,200
Interest cost	(42)	(76)	(90)
Actuarial gains and losses	86	129	597
Reclassification/CTA			(80)
Foreign exchange differences	(149)
Ending balance	$ (1,329)	$ (1,115)	$ (2,200)